Note 10 - Other Comprehensive Income	12 Months Ended
Mar. 31, 2025
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]

10.   OTHER COMPREHENSIVE INCOME

The following table summarizes the tax effects on each component of Other Comprehensive Income for the fiscal year ended March 31, 2024 (in thousands):

	Fiscal Year Ended March 31, 2024
	Before-Tax	Tax Provision	Net-of-Tax

Cash flow hedges	$418	$(101)	$317
Other comprehensive income	$418	$(101)	$317